Accounts payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Suppliers	$ 10,887	$ 19,783
Accounts payable	$ 12,863	23,122
Accounts payable settlement days	90 days
Other related parties [member]
Disclosure of transactions between related parties [line items]
Related party payables	$ 1,976	3,339
Other related parties [member] | SSM [Member]
Disclosure of transactions between related parties [line items]
Related party payables	902	2,454
Other related parties [member] | Scorpio Services Holding Limited (SSH) [Member]
Disclosure of transactions between related parties [line items]
Related party payables	404	353
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member]
Disclosure of transactions between related parties [line items]
Related party payables	58	14
Other related parties [member] | Port Agent [Member]
Disclosure of transactions between related parties [line items]
Related party payables	42	58
Other related parties [member] | Scorpio MR Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party payables	230	19
Other related parties [member] | Scorpio LR1 Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party payables	0	325
Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party payables	2	116
Other related parties [member] | Scorpio LR2 Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party payables	$ 338	$ 0